Segment Information and Sales to Significant Customers - Summary of Long-lived Assets by Geographic Area (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 496,585	$ 355,685
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	88,251	71,980
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	187,884	151,794
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	161,726	66,628
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	37,239	43,118
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 21,485	$ 22,165